Related Party Transactions (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Amount guarantees	R$ 827,395
Caiua Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing BNDES
Final maturity	02.15.2029
Amount approved	R$ 84,600
Balance	R$ 27,025	[1]
Interest	49.00%
Cantareira Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Final maturity	08.15.2032
Amount approved	R$ 100,000
Balance	R$ 90,896	[1]
Interest	49.00%
Cantareira Transmissora De Energia 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing
Final maturity	09.15.2032
Amount approved	R$ 426,834
Balance	R$ 369,048	[1]
Guaraciaba Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing BNDES
Final maturity	01.15.2031
Amount approved	R$ 440,000
Balance	R$ 291,436	[1]
Interest	49.00%
Guaraciaba Transmissora 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Final maturity	12.15.2030
Amount approved	R$ 118,000
Balance	R$ 127,116	[1]
Matrincha Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing BNDES
Final maturity	06.15.2029
Amount approved	R$ 691,440
Balance	R$ 314,749	[1]
Interest	49.00%
Matrincha Transmissora 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures (2nd)
Final maturity	06.15.2029
Amount approved	R$ 180,000
Balance	R$ 205,146	[1]
Matrincha Transmissora 2 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures (3rd)
Final maturity	12.15.2038
Amount approved	R$ 135,000
Balance	R$ 150,774	[1]
I M T E Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing
Final maturity	02.12.2029
Amount approved	R$ 142,150
Balance	R$ 48,562	[1]
Interest	49.00%
Mata De Santa Genebra [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures (2nd)
Final maturity	11.15.2030
Amount approved	R$ 210,000
Balance	R$ 1,651,487	[1]
Interest	50.10%
Amount guarantees	R$ 827,395
Mata De Santa Genebra 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures (3rd)
Final maturity	11.15.2041
Amount approved	R$ 1,500,000
Mata De Santa Genebra 2 [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing
Final maturity	10.15.2030
Amount approved	R$ 606,241
Balance	R$ 410,534	[1]
Paranaiba Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Final maturity	03.15.2028
Amount approved	R$ 120,000
Balance	R$ 91,172	[1]
Interest	24.50%

[1]	Gross debt balance, discounted from restricted cash that is already guaranteed by the companies themselves.